Expenses By Nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Employee-related costs	$ 1,028.7	$ 955.8	$ 819.4
SBC expense included in above employee-related costs	55.6	51.0	33.4
Freight and transportation costs	144.0	186.1	142.5
Depreciation expense	120.8	104.6	100.8
Rental expense	$ 2.1	$ 3.0	$ 2.4